Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	September 2013
Payment Date	10/15/2013
Transaction Month	11
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,549,466.97

Principal:
Principal Collections	$15,973,821.34
Prepayments in Full	$11,371,514.40
Liquidation Proceeds	$382,425.26
Recoveries	$33,102.54
Sub Total	$27,760,863.54
Collections	$30,310,330.51

Purchase Amounts:
Purchase Amounts Related to Principal	$106,554.48
Purchase Amounts Related to Interest	$608.77
Sub Total	$107,163.25

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,417,493.76

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	September 2013
Payment Date	10/15/2013
Transaction Month	11
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$30,417,493.76
Servicing Fee	$603,379.56	$603,379.56	$0.00	$0.00	$29,814,114.20
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,814,114.20
Interest - Class A-2 Notes	$64,383.06	$64,383.06	$0.00	$0.00	$29,749,731.14
Interest - Class A-3 Notes	$138,635.00	$138,635.00	$0.00	$0.00	$29,611,096.14
Interest - Class A-4 Notes	$53,382.25	$53,382.25	$0.00	$0.00	$29,557,713.89
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,557,713.89
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$29,531,150.89
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,531,150.89
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$29,509,584.89
Third Priority Principal Payment	$520,672.75	$520,672.75	$0.00	$0.00	$28,988,912.14
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$28,954,371.47
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,954,371.47
Regular Principal Payment	$25,997,920.19	$25,997,920.19	$0.00	$0.00	$2,956,451.28
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,956,451.28
Residuel Released to Depositor	$0.00	$2,956,451.28	$0.00	$0.00	$0.00
Total		$30,417,493.76

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$520,672.75
Regular Principal Payment					$25,997,920.19
Total					$26,518,592.94
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$26,518,592.94	$77.38	$64,383.06	$0.19	$26,582,976.00	$77.57
Class A-3 Notes	$0.00	$0.00	$138,635.00	$0.43	$138,635.00	$0.43
Class A-4 Notes	$0.00	$0.00	$53,382.25	$0.56	$53,382.25	$0.56
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$26,518,592.94	$24.71	$339,069.98	$0.32	$26,857,662.92	$25.03

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	September 2013
Payment Date	10/15/2013
Transaction Month	11

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$193,149,176.72	0.5636101	$166,630,583.78	0.4862287
Class A-3 Notes	$326,200,000.00	1.0000000	$326,200,000.00	1.0000000
Class A-4 Notes	$95,610,000.00	1.0000000	$95,610,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$688,599,176.72	0.6417214	$662,080,583.78	0.6170081

Pool Information
Weighted Average APR	4.220%	4.207%
Weighted Average Remaining Term	48.27	47.44
Number of Receivables Outstanding	36,256	35,290
Pool Balance	$724,055,468.79	$695,877,425.92
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$693,979,767.55	$667,038,503.97
Pool Factor	0.6606055	0.6348967

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$10,438,161.39
Yield Supplement Overcollateralization Amount	$28,838,921.95
Targeted Overcollateralization Amount	$33,796,842.14
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$33,796,842.14

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	September 2013
Payment Date	10/15/2013
Transaction Month	11

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		130	$343,727.39
(Recoveries)		19	$33,102.54
Net Losses for Current Collection Period			$310,624.85
Cumulative Net Losses Last Collection Period			$1,347,455.63
Cumulative Net Losses for all Collection Periods			$1,658,080.48

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.51%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.30%	406	$9,053,107.79
61-90 Days Delinquent	0.13%	42	$915,632.21
91-120 Days Delinquent	0.04%	10	$280,594.04
Over 120 Days Delinquent	0.03%	9	$175,779.40
Total Delinquent Receivables	1.50%	467	$10,425,113.44

Repossession Inventory:
Repossessed in the Current Collection Period		30	$749,294.72
Total Repossessed Inventory		47	$1,245,104.29

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3241%
Preceding Collection Period			0.4987%
Current Collection Period			0.5250%
Three Month Average			0.4492%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1557%
Preceding Collection Period			0.1710%
Current Collection Period			0.1729%
Three Month Average			0.1665%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer